RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, being companies in which Hemen and companies associated with Hemen have a significant interest: Frontline Ltd. and its subsidiaries (Frontline Management (Bermuda) Ltd, ICB Shipping (Bermuda) Ltd and Seateam Management Pte Ltd), Karpasia Inc. and Frontline 2012 Ltd.

In March 2012, the Former Golden Ocean sold its entire holding of shares in the Company and was no longer considered to be a related party. The Former Golden Ocean was considered a related party from September 2014 when Knightsbridge became a majority-owned subsidiary of Frontline 2012 following the acquisition of thirteen SPCs from Frontline 2012 (see below).

Frontline 2012 Transactions

In April 2014, the Company acquired five SPCs from Frontline 2012, each owning a fuel efficient 180,000 dwt Capesize dry bulk newbuilding and a subsidiary of the Company acquired a 2013-built Capesize dry bulk carrier, Bulk China (renamed KSL China), from Karpasia. The consideration was settled by the issuance of 15.5 million shares and 3.1 million shares to Frontline 2012 and Hemen (on behalf of Karpasia), respectively, which were recorded at a price of $12.54 per share, $150.0 million was assumed in remaining newbuilding installments in connection with the SPC's acquired from Frontline 2012 and $24.0 million was paid in cash to Karpasia. Cash of $43.4 million was acquired on the purchase of the five SPC's. No other working capital balances were acquired.

In April 2014, the Company agreed to acquire 25 SPCs from Frontline 2012, each owning a fuel efficient dry bulk newbuilding. In September 2014, the Company acquired 13 of these SPCs. The consideration for the 13 SPCs was settled by the issuance of 31.0 million shares. The issuance of the 31.0 million shares was recorded at an aggregate value of $356.8 million based on the closing price of $11.51 per share on September 15, the closing date of the transaction. $490.0 million was assumed in remaining newbuilding installments and cash of $25.1 million was acquired on the purchase of the thirteen SPCs. The Company acquired the remaining twelve SPCs in March 2015 and issued 31.0 million shares as consideration.

Management Agreements

The Knightsbridge Board decided to contract for the day-to-day management services of Knightsbridge and its subsidiaries, rather than to establish a proprietary management organization. This policy was based on the availability of such services in the market on terms which were considered more cost efficient to us than the alternative. All of the management services contracted for by Knightsbridge and its subsidiaries were subject to the board or, as the case may be, the board of the relevant subsidiary's, sole right to determine the overall objectives and policies of Knightsbridge and its subsidiaries.

General Management Agreement

Knightsbridge was provided with general administrative services by ICB Shipping (Bermuda) Limited, or the General Manager. The General Manager is a wholly owned subsidiary of Frontline. The General Manager subcontracted the services provided to Knightsbridge and its subsidiaries to Frontline Management (Bermuda) Limited, another wholly owned subsidiary of Frontline. Pursuant to the terms of the Amended General Management Agreement with the General Manager effective April 2, 2010, the General Manager was entitled to a management fee of $2.3 million per annum from January 1, 2010, which was subject to annual adjustments, plus a commission of 1.25% on gross freight revenues from Knightsbridge’s tanker vessels, 1% of proceeds on the sale of any of Knightsbridge’s vessels, and 1% of the cost of the purchase of vessels. In addition, Knightsbridge, in its discretion, awarded equity incentives to the General Manager based upon its performance. Such awards were subject to the approval the Knightsbridge Board. Knightsbridge was responsible for paying all out-of-pocket expenses incurred by the General Manager from third parties in connection with the services provided under the Amended General Management Agreement, such as audit, legal and other professional fees, registration fees and directors' and officers' fees and expenses. The Knightsbridge Board believed that the terms of the Amended General Management Agreement were substantially similar to those obtained in arm's-length negotiations in the market.

We are able terminate the Amended General Management Agreement subject to five business days' prior written notice to the General Manager in the event:

•	the General Manager commits a material breach under the Amended General Management Agreement, and such breach remains unremedied for 30 days;

•	any material consent, authorization, license, approval or similar requirement for the General Manager's activities as such is modified, terminated, revoked or expires;

•	it becomes unlawful for the General Manager to perform the services to be provided under the terms of the Amended General Management Agreement; or

•	the General Manager ceases to be a wholly-owned subsidiary of Frontline.

The General Manager is able to terminate the Amended General Management Agreement upon five business days' notice in the event we commit a material breach of the terms thereof and the breach remains unremedied for 30 days. Either party is able to terminate the Amended General Management Agreement upon immediate written notice to the other party in the event such other party becomes subject to an insolvency event. Either party is able to terminate the Amended General Management Agreement upon 12 months' prior written notice to the other party, provided that such termination by us must be approved by a resolution duly adopted by the affirmative vote of shareholders holding at least 66 2/3% of our issued and outstanding common shares. The Board believed that if the Amended General Management Agreement was terminated, we would be able to obtain appropriate alternative arrangements for our management requirements.

Technical Management

The technical management of the Knightsbridge's vessels was provided by ship mangers subcontracted by our General Manager.

Commercial Management

Pursuant to a commercial management agreement, or the Dry Bulk Commercial Management Agreement, the Dry Bulk Manager managed our dry bulk carriers. The Dry Bulk Manager was able to subcontract some or all of the services provided to us and our subsidiaries to its affiliates or third parties. Pursuant to the Dry Bulk Commercial Management Agreement, the Dry Bulk Manager was entitled to receive a commission of 1.25% of all gross freight earned by our dry bulk carriers. In addition, Knightsbridge, in its discretion, awarded equity incentives to the Dry Bulk Manager based on its performance. Such awards were subject to the approval of the Knightsbridge Board.

A summary of net amounts charged by related parties in the years ended December 31, 2014, 2013 and 2012 is as follows:

(in thousands of $)	2014	2013	2012
ICB Shipping (Bermuda) Ltd	2,315	2,315	2,315
Frontline Management (Bermuda) Ltd	2,962	154	—
The Former Golden Ocean	1,034	408	533
Seateam Management Pte Ltd	562	228	208

Net amounts charged by related parties comprise of general management and commercial management fees, newbuilding supervision fees and newbuilding commission fees.

While comparatives have been given for the years ended December 31, 2013 and 2012 in the table above and as of December 31, 2013 in the tables below, it should be noted that these companies were not considered to be related parties in 2013 and 2012.

A summary of balances due from related parties for the years ended December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
Frontline 2012 Ltd	38	—
Seateam Management Pte Ltd	411	108
Frontline Management (Bermuda) Ltd	—	9
Frontline Ltd	—	11
	449	128

A summary of balances due to related parties for the years ended December 31, 2014 and 2013 is as follows:

(in thousands of $)	2014	2013
The Former Golden Ocean	356	158
Frontline Management (Bermuda) Ltd	1,558	—
ICB Shipping (Bermuda) Ltd	579	—
Frontline Ltd	62	—
	2,555	158

Receivables and payables with related parties comprise unpaid commercial management fees and newbuilding supervision fees. In addition certain payables and receivables arise when the Company pays an invoice on behalf of a related party and vice versa.

We periodically issue RSUs to our directors and management companies. Please see Note 18.